Related Party Transactions (Details) - 6 months ended Dec. 31, 2024 ¥ in Millions	CNY (¥)	USD ($)
Xinhui [Member]
Related Party Transactions [Line Items]
Settled payable	¥ 6,061,749	$ 2,500,000